Goodwill	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Goodwill

Note 11 — Goodwill

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2024 and 2023 were as follows:

	Acquisition of Fintech	Acquisition of Hengpu	Acquisition of Nami	Total
Balance as of December 31, 2023(i)	4,454,411	930,897	12,274,675	17,659,983
Goodwill allowance (ii)	-	(128,577)	-	(128,577)
Foreign currency translation adjustments	(121,684)	(23,606)	(335,316)	(480,606)
Balance as of December 31, 2024	$4,332,727	$778,714	$11,939,359	$17,050,800

	Acquisition of Fintech	Acquisition of Hengpu	Acquisition of Nami	Total
Balance as of December 31, 2022(i)	4,585,321	6,593,272	12,635,412	23,814,005
Goodwill allowance (ii)	-	(5,488,816)	-	(5,488,816)
Foreign currency translation adjustments	(130,910)	(173,559)	(360,737)	(665,206)
Balance as of December 31, 2023	$4,454,411	$930,897	$12,274,675	$17,659,983

(i)	The goodwill associated with the Fintech Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on December 31, 2019. The goodwill associated with the Nami Acquisition and Hengpu Acquisition was initially recognized at the acquisition closing date on May 31, 2020. For the goodwill impairment recognized during the year ended December 31, 2023, the Group recorded $5,488,816 for Hengpu.

(ii)	For the goodwill impairment recognized during the year ended December 31, 2024, the Company recorded $128,577 for Hengpu.